Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Operating and Financing Leases

The following table summarizes the Company’s operating and financing leases as of December 31, 2019:

(in thousands)	US	Ireland	Total
Lease Cost
Operating lease cost	$710	$210	$920
Financing lease cost	42	—	42
Sublease income	(215)	(175)	(390)
Total	$537	$35	$572

Other information
Operating cash flows out from operating leases	(755)	(210)	(965)
Operating cash flows in from operating leases	215	175	390
Operating cash flows out from financing leases	(39)	—	(39)
Right-of-use assets exchanged for new operating lease liabilities	874	—	874
Weighted average remaining lease term	1.1	1.8
Weighted average discount rate - operating leases	8%	8%

Schedule of Maturity of Operating Leases Excluding Short-Term Leases

Maturities of the Company’s operating leases, excluding short-term leases, are as follows:

(in thousands)	US	Ireland	Total
Year ended December 31, 2020	$498	$210	$708
Year ended December 31, 2021	79	122	201
Total	577	332	909
Less present value discount	(27)	(21)	(48)
Operating lease liabilities included in the condensed consolidated balance sheet at December 31, 2019	$550	$311	$861